Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Denali Capital Acquisition Corp [Member]
Segment Reporting Information [Line Items]
Schedule of Segment Information
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Three months Ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Professional Services fee in connection with Business Combination	$(313,643)	$(59,345)	$(428,550)	$(278,673)
Other formation and operating costs	(61,214)	(108,841)	(192,907)	(257,765)

Total formation and operating costs	(374,857)	(168,186)	(621,457)	(536,438)

Interest expense	(28,345)	(23,059)	(55,319)	(44,362)
Interest earned on investment held in Trust Account	18,080	640,157	97,051	1,294,042

Net (loss) income	$(385,122)	$448,912	$(579,725)	$713,242

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Professional Services fee in connection with Business Combination	$(1,163,962)	$(2,268,236)
Other formation and operating costs	(485,144)	(905,590)

Total formation and operating costs	(1,649,106)	(3,173,826)

Interest expense	(96,242)	(36,909)
Interest earned on investment held in Trust Account	1,578,042	3,843,271

Net (loss) income	$(167,306)	$632,536